Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Dec. 27, 2012
Document Effective Date	Dec. 29, 2012
Prospectus Date	Dec. 29, 2012